RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [abstract]
Schedule of related party transactions
	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to Guangzhou Railway Group and its subsidiaries (i)	751,956	1,425,538	1,505,348
Revenue collected by CRC for railway network usage and related services provided to Guangzhou Railway Group and its subsidiaries (ii)	1,180,852	1,400,876	1,428,752
Revenue from railway operation service provided to Guangzhou Railway Group’s subsidiaries (iii)	550,168	579,253	660,847
	2,482,976	3,405,667	3,594,947
Other services
Sales of materials and supplies to Guangzhou Railway Group and its subsidiaries (iv)	25,940	29,449	23,386

Services received and purchase made
Transportation related services
Provision of train transportation services by Guangzhou Railway Group and its subsidiaries (i)	888,903	989,778	1,048,524
Cost settled by CRC for railway network usage and related services provided by Guangzhou Railway Group and its subsidiaries (ii)	1,406,962	1,628,336	1,720,849
Operating lease rental paid to Guangzhou Railway Group for the leasing of land use rights (Note 36 (b))	55,090	55,090	57,358
	2,350,955	2,673,204	2,826,731

Other services
Social services (employee housing and public security services and other ancillary services) provided by GEDC and Yangcheng Railway (iii)	16,080	11,297	-
Provision of repair and maintenance services by Guangzhou Railway Group and its subsidiaries (iv)	489,038	306,988	298,040
Purchase of materials and supplies from Guangzhou Railway Group and its subsidiaries (v)	384,262	469,273	455,716
Provision of construction services by Guangzhou Railway Group and its subsidiaries (vi)	226,089	347,409	272,390
	1,115,469	1,134,967	1,026,146

Schedule of material transactions with CRC and other railway companies
	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Provision of services and sales of goods
Transportation related services
Provision of train transportation services to CRC Group (i)	36,515	29,794	81,396
Revenue collected by CRC for services provided to CRC Group (ii)	1,752,666	1,777,640	1,877,719
Revenue from railway operation service provided to CRC Group (iii)	1,421,995	1,628,143	1,800,692
	3,211,176	3,435,577	3,759,807
Other services
Provision of repairing services for cargo trucks to CRC Group (ii)	284,348	323,993	333,917
Sales of materials and supplies to CRC Group (iv)	38,395	7,073	7,185
Provision of apartment leasing services to CRC Group (iv)	762	641	722
	323,505	331,707	341,824

Services received and purchases made
Transportation related services
Provision of train transportation services by CRC Group (i)	277,138	292,754	306,208
Cost settled by CRC for services provided by CRC Group (ii)	1,365,352	1,376,047	1,395,591
	1,642,490	1,668,801	1,701,799

Other services
Provision of repair and maintenance services by CRC Group (iv)	2,813	42,954	31,089
Purchase of materials and supplies from CRC Group (v)	33,591	15,220	19,258
Provision of construction services by CRC Group (vi)	13,538	4,385	-
	49,942	62,559	50,347

Schedule of revenues collected and settled through the CRC
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

- Passenger transportation	6,642,129	6,960,491	7,295,985
- Freight transportation	1,022,025	1,105,061	1,266,122
- Other transportation related services	86,199	86,883	112,267
	7,750,353	8,152,435	8,674,374

Schedule of material balance
	2016	2017
	RMB’000	RMB’000

Trade receivables	730,061	1,435,421
- Guangzhou Railway Group (i)	229,056	132,830
- Subsidiaries of Guangzhou Railway Group (i)	501,005	1,302,591

Prepayments and other receivables	25,961	44,329
- Guangzhou Railway Group	691	3,277
- Subsidiaries of Guangzhou Railway Group	25,270	41,052

Prepayments for fixed assets and construction-in-progress	225	4,352
- Guangzhou Railway Group	-	-
- Subsidiaries of Guangzhou Railway Group (ii)	225	4,352

Trade payables	533,051	681,587
- Guangzhou Railway Group (i)	61,486	61,899
- Subsidiaries of Guangzhou Railway Group (ii)	432,712	619,509
- Associates	38,853	179

Payables for fixed assets and construction-in-progress	249,308	342,519
- Guangzhou Railway Group	10,805	53,821
- Subsidiaries of Guangzhou Railway Group	168,038	220,377
- Associates	70,465	68,321

Accruals and other payables	430,331	439,509
- Guangzhou Railway Group	5,663	7,390
- Subsidiaries of Guangzhou Railway Group (iii)	422,877	430,041
- Associates (iv)	1,791	2,078

Schedule of material balances with CRC Group
	As at 31 December
	2016	2017
	RMB’000	RMB’000

Due from CRC Group
- Trade receivables	1,443,272	1,372,631
- Other receivables	4,672	1,207

Due to CRC Group
- Trade payables and payables for fixed assets and construction-in-progress	65,496	62,620
- Other payables	15,901	6,413